Goodwill (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill	A continuity of goodwill is as follows:

	December 31, 2017	December 31, 2016
Balance, beginning of year	$2,923	$3,008
Impact of foreign exchange changes	401	(85)
Balance, end of year	$3,324	$2,923